First Trust Large Cap Value AlphaDEX Fund Investment Objectives and Goals - First Trust Large Cap Value AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Large Cap Value AlphaDEX® Fund (FTA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX Large Cap ValueTM Index (the “Index”).